Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenues disaggregated by revenue source, geography and timing of revenue recognition

The following table summarizes the Company’s revenues disaggregated by revenue source, geography (based on the Company’s business locations,) and timing of revenue recognition (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
		As restated		As restated
Geographic Markets
Malaysia	$3	$17	$53	$64
USA	12,665	17,984	38,797	69,873
PRC	7,360	8,580	36,242	16,710
Italy	4,250	—	8,779	—
Total	$24,278	$26,581	$83,871	$86,647

Product or Service
Electric vehicles products	$14,713	$8,737	$52,913	17,041
Electric vehicles services	71	46	228	154
Charging, batteries and powertrain products	1,034	940	2,244	4,108
Charging, batteries and powertrain services	415	770	1,205	1,526
Title and escrow services	7,875	15,519	26,971	62,428
Digital advertising services and other	—	—	—	231
Fund raising services	50	—	57	—
Other revenue	120	569	253	1,159
Total	$24,278	$26,581	$83,871	$86,647

Timing of Revenue Recognition
Products and services transferred at a point in time	$23,742	$25,196	$82,381	$83,807
Services provided over time	536	1,385	1,490	2,840
Total	$24,278	$26,581	$83,871	$86,647

The following table summarizes the Company’s revenues disaggregated by revenue source, geography (based on the Company’s business locations), and timing of revenue recognition (in thousands):

	Year Ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Geographic Markets
Malaysia	$65	$83	$—
USA	84,303	1,631	41,873
PRC	29,712	25,045	2,693
Total	$114,080	$26,759	$44,566

Product or Service
Digital asset management services	$—	$—	$40,700
Digital advertising services and other	231	1,631	1,173
Title and escrow services	72,686	—	—
Electric vehicle products	31,123	19,462	—
Electric vehicle services	204	—	2,693
Combustion engine vehicles	—	5,160	—
Charging, battery and powertrain products	5,886	506	—
Charging, battery and powertrain services	2,645	—	—
Other revenue	1,305	—	—
Total	$114,080	$26,759	$44,566

Timing of Revenue Recognition
Products and services transferred at a point in time	$110,079	$26,729	$3,866
Products and services provided over time	4,001	30	40,700
Total	$114,080	$26,759	$44,566

Schedule of client receivables, contract liabilities and contract assets from contracts with customers

The following table provides information about client receivables, contract liabilities and contract assets from contracts with customers:

	Year ended
	December 31, 2021	December 31, 2020
Balances from contracts with customers:
Accounts receivable	$3,338	$7,400
Deferred revenue	5,392	1,129
Contract assets	2,772	—